Investments in Associates and Joint Ventures - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [abstract]
Loss from associates and joint ventures not recognized	₩ 833	₩ 909	₩ 717
Accumulated comprehensive loss of associates and joint ventures not recognized	₩ 10,748	₩ 9,915